SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
- Revenue			$ 8,464	$ 10,629		$ 19,078	$ 8,137	$ 511
Amount Owing by Related Party - Operating expenses
Amount Owing to Related Party - Operating expenses	$ 600		$ 200		$ 150	$ 200	$ 73,400	$ 18,000